PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 195,058	$ 192,114
Accumulated depreciation	112,592	107,711
Depreciation cost	82,466	84,403
Buildings and land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	92,235	92,025
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	52,447	50,390
Network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	40,968	40,502
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,510	5,317
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	279	324
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,619	$ 3,556